Document and Entity Information	Mar. 28, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 28, 2023
Entity Registrant Name	CRANE NXT, CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-1657
Entity Tax Identification Number	88-0706021
Entity Address, Address Line One	950 Winter Street 4th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	610
Local Phone Number	430-2510
Entity Information, Former Legal or Registered Name	Crane Holdings, Co.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Document Type	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	CXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000025445
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902